Note 43 - Impairment or reversal of impairment on non-financial assets (Tables)	6 Months Ended
Jun. 30, 2018
Impairment or reversal of impairment on non-financial assets
Table of Impairment or Reversal of Impairment on non-financial assets
Impairment or reversal of impairment on non-financial assets (Millions of euros)
	June 2018	June 2017
Tangible assets	18	17
Intangible assets	3	10
Others	(21)	53
Total	-	80